497(e)
                                                                       333-60730

AXA Equitable Life Insurance Company

SUPPLEMENT DATED APRIL 13, 2009 TO THE OCTOBER 9, 2008 PROSPECTUSES, AS PREVIOUSLY SUPPLEMENTED FEBRUARY 17, 2009, FOR ACCUMULATOR(R), ACCUMULATOR(R) ELITE(SM) AND ACCUMULATOR(R) PLUS(SM)

--------------------------------------------------------------------------------

This supplement modifies certain information in each above-referenced Prospectus and Statement of Additional Information dated October 9, 2008, as previously supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

A. The following information has been added to the state table in "Appendix VI -- State contract availability and/or variations of certain features and benefits" of the Prospectus, as noted:



------------------------------------------------------------------------------------------------------------------------------------
State    Features and Benefits                                          Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
OREGON   See "We require that the following types of                    The following is added:
         communications be on specific forms for that purpose:" in      (24) requests for required minimum distributions, other than
         "Who is AXA Equitable?"                                        pursuant to our automatic RMD service.

         Flexible Premium IRA, Flexible Premium Roth IRA and QP         Not Available
         contracts

         Automatic investment program                                   Not Available

         See "How you can purchase and contribute to your               Additional contributions are limited to the first year after
         contract" in "Contract features and benefits"                  the contract issue date only. Additional contributions are not permitted to Accumulator(R) or Accumulator(R) Elite(SM)
                                                                        Inherited IRA contracts, even from properly titled sources.

         See "Dollar cost averaging" under "Allocating your             You can make subsequent contributions to the special dollar
         contributions" in "Contract features and benefits"             cost averaging program (under Accumulator(R) or
                                                                        Accumulator(R) Elite(SM) contracts), or the special money
                                                                        market dollar cost averaging program (under Accumulator(R)
                                                                        Plus(SM) contracts), during the first contract year. If you elect a 3 or 6 month program, you may start a new program at its expiration, provided all contributions are made during the first contract year.

         See "Lifetime required minimum distribution withdrawals"       The following replaces the third paragraph: We generally
         under "Withdrawing your account value" in "Accessing your      will not impose a withdrawal charge on minimum distribution
         money"                                                         withdrawals even if you are not enrolled in our automatic
                                                                        RMD service, except if, when added to a lump sum withdrawal previously taken in the same contract year, the minimum
                                                                        distribution withdrawals exceed the 10% free withdrawal
                                                                        amount. In order to avoid a withdrawal charge in connection with minimum distribution withdrawals outside of our
                                                                        automatic RMD service, you must notify us using our request form. Such minimum distribution withdrawals must be based
                                                                        solely on your contract's account value.
------------------------------------------------------------------------------------------------------------------------------------

IM-09-47 (3/09)
8.2/NB                                               Catalog No. 142484 (3/09)
                                                                          x02643


------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                           Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
OREGON          See "Selecting an annuity payout option" under "Your            You can choose the date annuity payments begin, but
(CONTINUED)     annuity payout options" in "Accessing your money"               it may not be earlier than seven years from the
                                                                                Accumulator(R) contract issue date, four years from
                                                                                the Accumulator(R) Elite(SM) contract issue date, or
                                                                                nine years from the Accumulator(R) Plus(SM) contract
                                                                                issue date.

                                                                                No withdrawal charge is imposed if you select a
                                                                                non-life contingent period certain payout annuity.

                                                                                If the payout annuity benefit is based on the age or
                                                                                sex of the owner and/or annuitant, and that
                                                                                information is later found not to be correct, we
                                                                                will adjust the payout annuity benefit on the basis
                                                                                of the correct age or sex. We will adjust the number
                                                                                or amount of payout annuity benefit payments, or any
                                                                                amount of the payout annuity benefit payments, or
                                                                                any amount used to provide the payout annuity
                                                                                benefit, or any combination of these approaches. If
                                                                                we have overpaid you, we will charge that
                                                                                overpayment against future payments, while if we
                                                                                have underpaid you, we will add additional amounts
                                                                                to future payments. Our liability will be limited to
                                                                                the correct information and the actual amounts used
                                                                                to provide the benefits.

                See "Disability, terminal illness, or confinement to nursing    Items (i) and (iii) under this section are deleted
                home" under "Withdrawal charge" in "Charges and                 in their entirety.
                expenses"
------------------------------------------------------------------------------------------------------------------------------------

 Accumulator(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Accumulator(R), Accumulator(R) Plus(SM)
 and Accumulator(R) Elite(SM) are servicemarks of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
                1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED APRIL 13, 2009 TO THE OCTOBER 9, 2008 PROSPECTUSES, AS PREVIOUSLY SUPPLEMENTED FEBRUARY 17, 2009, FOR ACCUMULATOR(R), ACCUMULATOR(R) ELITE(SM), ACCUMULATOR(R) PLUS(SM) AND
ACCUMULATOR(R) SELECT (SM)

--------------------------------------------------------------------------------

This supplement modifies certain information in each above-referenced Prospectus and Statement of Additional Information dated October 9, 2008, as previously supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

A. The following information replaces information already in the state table in "Appendix VI ("Appendix V" for Accumulator(R) Select (SM)) -- State contract availability and/or variations of certain features and benefits" of the Prospectus, as noted:


------------------------------------------------------------------------------------------------------------------------------------
State        Features and Benefits                                              Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON   "Greater of 5% Roll-Up to age 85 or Annual Ratchet to age          All references to this feature are deleted in their
             85 enhanced death benefit"                                         entirety.

                                                                                You have the choice of the following guaranteed
                                                                                minimum death benefits: the Annual Ratchet to age 85
                                                                                or the Standard death benefit.

             See "Guaranteed minimum death benefit charge" in "Fee              This section of the Appendix is deleted in its
             table" and in "Charges and expenses"                               entirety. Please see the body of the Prospectus for
                                                                                information concerning this feature.

             See "Guaranteed minimum death benefit and Guaranteed               This section of the Appendix is deleted in its
             minimum income benefit base" in "Contract features and             entirety. Please see the body of the Prospectus for
             benefits"                                                          information concerning this feature.

             See "Roll-up benefit base reset" in "Contract features and         This section of the Appendix is deleted in its
             benefits"                                                          entirety. Please see the body of the Prospectus for
                                                                                information concerning this feature.

             See "How withdrawals affect your Guaranteed minimum                The first sentence of the third paragraph is
             income benefit, Guaranteed minimum death benefit and               replaced with the following:
             Principal guarantee benefits" in "Accessing your money"
                                                                                With respect to the Guaranteed minimum income
                                                                                benefit, withdrawals (including any applicable
                                                                                withdrawal charges) will reduce the 5% Roll-Up to
                                                                                age 85 benefit base on a dollar-for-dollar basis, as
                                                                                long as the sum of the withdrawals in a contract
                                                                                year is 5% or less of the 5% Roll-Up benefit base on
                                                                                the contract issue date or the most recent contract
                                                                                date anniversary, if later.

             See "Guaranteed minimum death benefit" in                          You have a choice of the standard death benefit or
             "Contract features and benefits"                                   the Annual Ratchet to age 85 enhanced death benefit.
                                                                                The Standard death benefit and the Annual Ratchet to
                                                                                age 85 enhanced death benefit may be combined with
                                                                                the Guaranteed minimum income benefit.
------------------------------------------------------------------------------------------------------------------------------------

 Accumulator(R) is issued by and is a registered service mark of AXA Equitable
     Life Insurance Company (AXA Equitable). Accumulator(R), Accumulator(R) Plus(SM), Accumulator(R) Select(SM), and Accumulator(R) Elite(SM) are
 servicemarks of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas,
                               New York, NY 10104.
    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.
                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

IM-09-48 (3/09)
8.2/NB                                                 Catalog No. 142485 (3/09)
                                                                          x02644